Vessel Operating and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 1,291,082	$ 443,372
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	848,575	223,111
Lubricants	130,009	75,366
Insurances	193,912	60,884
Tonnage taxes	53,840	18,455
Other	86,918	53,072
Total vessel operating expenses	2,604,336	874,260
Voyage Expenses [Abstract]
Brokerage commissions	66,585	33,579
Port & other expenses	55,281	11,895
Bunkers consumption	122,469	0
Loss on bunkers	15,265	12,475
Total voyage expenses	$ 259,600	$ 57,949